Statement to Securityholder
Ally Auto Receivables Trust 2023-1

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	7/19/2023	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2023-1	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	7/1/2026	8.	Performance Tests
End	7/31/2026	9.	Supplemental Disclosures

Determination Date:	8/10/2026
Distribution Date:	8/17/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0001980826.

Statement to Securityholder
Ally Auto Receivables Trust 2023-1

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02007WAA6	233,020,000.00	0.00	0.00	0.00	0.00	0.00
A-2	02007WAB4	372,010,000.00	0.00	0.00	0.00	0.00	0.00
A-3	02007WAC2	372,010,000.00	91,596,854.94	14,403,131.40	416,765.69	14,819,897.09	77,193,723.54
A-4	02007WAD0	69,800,000.00	69,800,000.00	0.00	306,538.33	306,538.33	69,800,000.00
B	02007WAE8	23,290,000.00	23,290,000.00	0.00	111,792.00	111,792.00	23,290,000.00
C	02007WAF5	19,410,000.00	19,410,000.00	0.00	96,403.00	96,403.00	19,410,000.00
D	02007WAG3	14,420,000.00	14,420,000.00	0.00	80,992.33	80,992.33	14,420,000.00
Total Notes		1,103,960,000.00	218,516,854.94	14,403,131.40	1,012,491.35	15,415,622.75	204,113,723.54
Certificates	02007WAH1					280,642.46
Total Class Distribution						15,696,265.21

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	246.2214858	38.7170544	1.1203078	39.8373621	207.5044314
A-4	1,000.0000000	0.0000000	4.3916666	4.3916666	1000.0000000
B	1,000.0000000	0.0000000	4.8000000	4.8000000	1000.0000000
C	1,000.0000000	0.0000000	4.9666667	4.9666667	1000.0000000
D	1,000.0000000	0.0000000	5.6166664	5.6166664	1000.0000000
Total Notes	197.9391055				184.8923181

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	0.00	Actual/360	33	5.591%	N/A	N/A	N/A	0.00
A-2	0.00	30/360	30	5.760%	N/A	N/A	N/A	0.00
A-3	91,596,854.94	30/360	30	5.460%	N/A	N/A	N/A	416,765.69
A-4	69,800,000.00	30/360	30	5.270%	N/A	N/A	N/A	306,538.33
B	23,290,000.00	30/360	30	5.760%	N/A	N/A	N/A	111,792.00
C	19,410,000.00	30/360	30	5.960%	N/A	N/A	N/A	96,403.00
D	14,420,000.00	30/360	30	6.740%	N/A	N/A	N/A	80,992.33
Total	218,516,854.94							1,012,491.35

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	416,765.69	0.00	416,765.69	0.00
A-4	0.00	306,538.33	0.00	306,538.33	0.00
B	0.00	111,792.00	0.00	111,792.00	0.00
C	0.00	96,403.00	0.00	96,403.00	0.00
D	0.00	80,992.33	0.00	80,992.33	0.00
Total	0.00	1,012,491.35	0.00	1,012,491.35	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
4. Collections and Distributions

Collections
Receipts During the Period - Principal	13,853,281.57
Receipts During the Period - Interest	1,707,140.91
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	332,339.48
Other Fees or Expenses Paid	0.00
Total Collections	15,892,761.96
Beginning Reserve Account Balance	2,772,351.62
Total Available Amount	18,665,113.58

Distributions
Basic Servicing Fee	194,996.75
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	723,304.02
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	111,792.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	96,403.00
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	80,992.33
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,772,351.62
Noteholders' Regular Principal Distributable Amount	14,403,131.40
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	280,642.46
Total Distributions	18,665,113.58

Statement to Securityholder
Ally Auto Receivables Trust 2023-1

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,772,351.62	2,772,351.62	0.00	0.00	0.00	2,772,351.62	2,772,351.62

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	50,424	20,828	20,124
	Aggregate Receivables Principal Balance	1,108,940,649.63	232,933,083.39	218,529,951.99
	Aggregate Amount Financed	1,121,998,940.08	233,996,099.98	219,479,298.73
	Pool Factor		21.0050090	19.7061901

Weighted Averages	Coupon	8.68%	9.02%	9.04%
	Original Maturity	69.39	70.96	71.05
	Remaining Maturity	59.78	29.25	28.51

Prepayment Percentage	Monthly Period
38
1.21%

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	226,737,699.36	47	331,180.20	7,046.39	1.7528%	1,121,998,940.08	14,931,601.05	1.3308%
Preceding	241,044,390.43	40	301,552.25	7,538.81	1.5012%
Next Preceding	255,691,871.25	44	406,274.57	9,233.51	1.9067%
Third Preceding	271,076,872.43	45	335,572.74	7,457.17	1.4855%
Four Month Average					1.6616%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	20,124	240	1.1926%	31 - 60	437	6,422,763.59	2.9264%
Preceding	20,828	218	1.0467%	61 - 90	181	2,759,043.58	1.2571%
Next Preceding	21,514	220	1.0226%	91 - 120	56	758,217.19	0.3455%
Three Month Average			1.0873%	> 120	3	29,795.72	0.0136%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	259	3,274,173.08	[1]
Additions	15	151,955.49
Removals[2]	15	122,152.36
Ending	259	3,303,976.21

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	4,980,649.63
	Current	14,416,228.45	Overcollateralization Target Reached?			YES
	Target	14,416,228.45

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	1.80%	Period	Trigger	Delinquencies
	13-24	2.80%	38	4.60%	1.62%	Pass
	25-36	3.10%
	37+	4.60%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						48,634.43
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						25,850.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No